FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  David A. Rocker

      Address: 374 Millburn Avenue, Suite 205E, Millburn, New Jersey 07041
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                         Form 13F File Number:  28-3470
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             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David A. Rocker
         --------------------------------

Title:   Institutional Investment Manager
         --------------------------------

Phone:   973-467-7600
         --------------------------------

Signature, Place, and Date of Signing:

/s/ David A. Rocker                      Millburn, NJ           June 16, 2006
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[Signature]                            [City, State]                 [Date]



The Section 13(f) securities set forth in the information table on Form 13F for the quarter ending December 31, 2005 as filed with the Securities and Exchange Commission (the "Commission") on February 14, 2006 (and/or the securities set forth in the previously filed information tables to Form 13F) (collectively, the "Securities"), were reported by David A. Rocker as the institutional investment manager. Mr. Rocker's Form 13F File Number is 28-3470, his CIK number is 0000898373. Commencing with the filing of Form 13F with the Commission for the quarter ending March 31, 2006, Marc C. Cohodes will possess sole investment discretion over the Securities. Accordingly, Mr. Cohodes will be deemed the institutional investment manager responsible for filing Form 13F with respect to the Securities. Mr. Cohodes' Form 13F File Number is 28-02246, his CIK number is 0000829882.